INVESTMENTS	12 Months Ended
Dec. 31, 2018
Statements Line Items
INVESTMENTS [Text Block]

3. INVESTMENTS

At December 31, 2018 and December 31, 2017, the Company had the following investments:

		Accumulated
December 31, 2018	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$1,682,327	$(1,057,768)	$624,559
Private company investments	911,477	-	911,477
Total fair value through profit or loss	2,593,804	(1,057,768)	1,536,036
Fair value through other comprehensive income
Marketable securities	910,473	(877,735)	32,738
Total investments	$3,504,277	$(1,935,503)	$1,568,774

		Accumulated
December 31, 2017	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$2,396,251	$(1,256,804)	$1,139,447
Total fair value through profit or loss	2,396,251	(1,256,804)	1,139,447
Fair value through other comprehensive income
Marketable securities	2,287,141	(87,942)	2,199,199
Total investments	$4,683,392	$(1,344,746)	$3,338,646

		Accumulated
December 31, 2016	Cost	unrealized loss	Fair value
Fair value through profit or loss
Marketable securities	$1,641,751	$(1,378,995)	$262,756
Total fair value through profit or loss	1,641,751	(1,378,995)	262,756
Fair value through other comprehensive income
Marketable securities	910,473	(697,675)	212,798
Total investments	$2,552,224	$(2,076,670)	$475,554

As a result of the adoption of IFRS 9 (Note 2), $1,376,667 and $740,685 previously recorded in cost and accumulated unrealized loss respectively and was previously classified as available-for-sale as at December 31, 2017 was reclassified to FVTPL as at January 1, 2018. This resulted in the reclassification of $740,685 in other comprehensive income to opening deficit.

Included in investments for the year ended December 31, 2018 is $911,477 being the fair value of an investment in IG Copper LLC (“IGC”) previously recorded as an investment in an associated entity (Note 8).

During the year ended December 31, 2018, the Company recorded a loss of $Nil (2017 - $Nil, 2016 - $697,675) related to the permanent impairment of certain available-for-sale marketable securities. The Company had sustained significant unrealized losses for which there was no expectation of reversal in the forseable future.